Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Global Sustainable Development Goals ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.4%
CSL Ltd.	14,297	$2,635,825
Vicinity Ltd.	259,012	365,668
		3,001,493
Austria — 0.3%
Verbund AG	7,342	586,604
Belgium — 0.5%
Argenx SE(a)	674	415,969
Elia Group SA	6,745	632,269
		1,048,238
Brazil — 0.6%
BRF SA	318,707	1,307,817
Canada — 2.3%
Saputo Inc.	155,258	2,896,567
West Fraser Timber Co. Ltd.	21,192	2,096,647
		4,993,214
Chile — 0.6%
Empresas CMPC SA	874,932	1,366,495
China — 17.3%
Akeso Inc.(a)(b)	5,000	47,196
Anjoy Foods Group Co. Ltd., Class A	5,300	64,564
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	22,600	28,668
BeiGene Ltd.(a)	23,721	396,043
Beijing Enterprises Water Group Ltd.	1,748,000	479,446
China Longyuan Power Group Corp. Ltd., Class H	996,000	824,495
China Mengniu Dairy Co. Ltd.	1,345,000	2,962,040
China Railway Signal & Communication Corp. Ltd., Class A	1,466,005	1,291,899
China Three Gorges Renewables Group Co. Ltd., Class A	210,400	132,639
Chongqing Zhifei Biological Products Co. Ltd., Class A	20,100	82,153
CSPC Pharmaceutical Group Ltd.	531,520	347,804
Flat Glass Group Co. Ltd., Class A	543,200	1,919,968
Hansoh Pharmaceutical Group Co. Ltd.(b)(c)	30,000	74,761
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	5,700	16,926
Henan Shuanghui Investment & Development Co. Ltd., Class A	68,400	231,736
Hengan International Group Co. Ltd.	319,000	916,303
Innovent Biologics Inc.(a)(b)	38,000	189,511
Kingdee International Software Group Co. Ltd.(a)	4,781,000	5,428,598
Li Auto Inc., Class A(a)	572,444	6,779,716
New Oriental Education & Technology Group Inc.	352,600	2,076,544
Nongfu Spring Co. Ltd., Class H(b)	99,800	428,089
Seres Group Co. Ltd., Class A, NVS(a)	15,300	259,033
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	2,000	4,765
TAL Education Group, ADR(a)	88,161	875,439
Tingyi Cayman Islands Holding Corp.	728,000	915,180
Xinyi Solar Holdings Ltd.	19,592,000	8,751,474
XPeng Inc., Class A(a)	255,632	1,541,812
Yadea Group Holdings Ltd.(b)	326,000	518,294
Yihai Kerry Arawana Holdings Co. Ltd., Class A	37,700	178,861
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	142,100	519,589
		38,283,546
Denmark — 8.5%
Genmab A/S(a)	2,475	533,417
Novo Nordisk A/S, Class B	58,797	6,301,261
Orsted A/S(a)(b)	30,299	1,686,853
Security	Shares	Value
Denmark (continued)
Rockwool A/S, Class B	2,155	$787,996
Vestas Wind Systems A/S(a)	605,326	9,477,840
		18,787,367
France — 1.5%
Covivio SA/France	9,075	497,804
Gecina SA	2,342	235,913
Ipsen SA	2,427	280,681
Klepierre SA	28,309	855,661
Unibail-Rodamco-Westfield, New	17,150	1,405,731
		3,275,790
Germany — 2.1%
LEG Immobilien SE	10,867	1,008,194
Vonovia SE	108,646	3,603,765
		4,611,959
Hong Kong — 4.4%
Henderson Land Development Co. Ltd.	164,000	515,073
Link REIT	157,720	689,890
MTR Corp. Ltd.	256,000	900,888
WH Group Ltd.(b)	9,651,500	7,693,759
		9,799,610
India — 0.7%
Adani Green Energy Ltd.(a)	4,316	67,837
Colgate-Palmolive India Ltd.	3,591	122,990
Hindustan Unilever Ltd.	28,015	828,414
Macrotech Developers Ltd.	11,117	165,273
Marico Ltd.	19,547	149,463
Nestle India Ltd., NVS	10,169	269,188
		1,603,165
Italy — 0.1%
Recordati Industria Chimica e Farmaceutica SpA	3,011	164,074
Japan — 12.6%
Central Japan Railway Co.	191,000	3,933,577
Chugai Pharmaceutical Co. Ltd.	11,400	501,696
Daiichi Sankyo Co. Ltd.	49,500	1,571,910
Daiwa House Industry Co. Ltd.	289,700	9,121,111
East Japan Railway Co.	261,300	5,104,003
Eisai Co. Ltd.	20,900	648,685
Japan Real Estate Investment Corp.	62	229,480
Kyowa Kirin Co. Ltd.	14,500	241,248
Nippon Building Fund Inc.	329	275,972
Nissin Foods Holdings Co. Ltd.	50,500	1,343,569
Ono Pharmaceutical Co. Ltd.	44,900	515,863
Shionogi & Co. Ltd.	26,900	381,569
Sysmex Corp.	18,100	383,590
Terumo Corp.	38,000	776,149
TOTO Ltd.	47,100	1,272,755
Unicharm Corp.	62,400	1,625,687
		27,926,864
Malaysia — 0.2%
PPB Group Bhd	44,600	131,738
QL Resources Bhd	203,944	223,706
		355,444
Mexico — 0.9%
Fibra Uno Administracion SA de CV	456,001	477,068
Gruma SAB de CV, Class B	44,355	759,624
Kimberly-Clark de Mexico SAB de CV, Class A	439,316	599,033
Prologis Property Mexico SA de CV	35,846	107,136
		1,942,861

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Global Sustainable Development Goals ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands — 0.5%
JDE Peet's NV	57,858	$1,151,823
Norway — 1.2%
Mowi ASA	109,192	1,986,692
Salmar ASA	14,653	763,061
		2,749,753
Portugal — 0.2%
EDP Renovaveis SA	34,496	404,952
Saudi Arabia — 0.2%
ACWA Power Co.	958	92,793
Almarai Co. JSC	23,621	351,561
		444,354
Singapore — 0.5%
CapitaLand Ascendas REIT	230,600	451,262
CapitaLand Integrated Commercial Trust	451,516	661,180
		1,112,442
South Africa — 0.2%
NEPI Rockcastle NV	54,942	426,209
South Korea — 1.0%
LG Energy Solution Ltd.(a)	7,878	2,159,547
Sweden — 2.2%
Essity AB, Class B	144,208	3,972,384
Svenska Cellulosa AB SCA, Class B	46,357	602,931
Swedish Orphan Biovitrum AB(a)	10,400	288,580
		4,863,895
Switzerland — 3.3%
Geberit AG, Registered	1,665	1,004,254
Novartis AG, Registered	59,780	6,337,839
		7,342,093
Taiwan — 2.7%
Chailease Holding Co. Ltd.	212,497	779,137
Taiwan High Speed Rail Corp.	378,000	329,609
Uni-President Enterprises Corp.	1,831,000	4,781,192
		5,889,938
United Kingdom — 5.9%
AstraZeneca PLC	66,329	8,977,268
Berkeley Group Holdings PLC	30,174	1,594,670
Land Securities Group PLC	43,986	337,342
Pearson PLC	141,295	2,217,046
		13,126,326
United States — 27.6%
Alexandria Real Estate Equities Inc.	11,156	1,229,726
Alnylam Pharmaceuticals Inc.(a)	1,667	421,868
Security	Shares	Value
United States (continued)
BioMarin Pharmaceutical Inc.(a)	10,234	$675,751
BXP Inc.	17,094	1,401,537
Dexcom Inc.(a)	14,655	1,142,943
Digital Realty Trust Inc.	25,763	5,041,562
Edwards Lifesciences Corp.(a)	19,479	1,389,827
Enphase Energy Inc.(a)(c)	141,767	10,115,075
Equinix Inc.	4,903	4,812,196
First Solar Inc.(a)	47,006	9,366,886
Hormel Foods Corp.	81,819	2,653,390
Incyte Corp.(a)	8,242	614,771
Insulet Corp.(a)	1,828	487,674
Neurocrine Biosciences Inc.(a)	4,432	561,756
Nvidia Corp.	58,531	8,091,911
Regeneron Pharmaceuticals Inc.(a)	3,387	2,540,995
Sun Communities Inc.	8,985	1,135,075
United Therapeutics Corp.(a)(c)	1,608	595,748
Vertex Pharmaceuticals Inc.(a)	5,585	2,614,506
Weyerhaeuser Co.	122,620	3,955,721
Xylem Inc./New York	17,640	2,235,870
		61,084,788
Total Long-Term Investments — 99.5% (Cost: $224,915,095)		219,810,661
Short-Term Securities
Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(d)(e)(f)	5,293,610	5,296,257
Total Short-Term Securities — 2.4% (Cost: $5,296,791)		5,296,257
Total Investments — 101.9% (Cost: $230,211,886)		225,106,918
Liabilities in Excess of Other Assets — (1.9)%		(4,160,580)
Net Assets — 100.0%		$220,946,338

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Global Sustainable Development Goals ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$618,867	$4,678,901 (a)	$—	$(1,038)	$(473)	$5,296,257	5,293,610	$1,804 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0 (a)	—	—	—	—	—	2,488	—
				$(1,038)	$(473)	$5,296,257		$4,292	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	9	12/20/24	$272	$6,837
MSCI EAFE Index	2	12/20/24	233	(13,384)
MSCI Emerging Markets Index	10	12/20/24	545	(21,127)
				$(27,674)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$76,533,759	$143,276,902	$—	$219,810,661

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Global Sustainable Development Goals ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$5,296,257	$—	$—	$5,296,257
	$81,830,016	$143,276,902	$—	$225,106,918
Derivative Financial Instruments(a)
Assets
Equity Contracts	$6,837	$—	$—	$6,837
Liabilities
Equity Contracts	(34,511)	—	—	(34,511)
	$(27,674)	$—	$—	$(27,674)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
S&P	Standard & Poor's